Label	Element	Value
General Treasury Prime Money Market Fund
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Supplement [Text Block]	ck0000702172_SupplementTextBlock

January 4, 2016

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
- General Treasury Prime Money Market Fund

Supplement to Dreyfus Class Shares Prospectus
dated June 5, 2015

General Treasury Prime Money Market Fund:

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The following will replace the last sentence of the paragraph in the section entitled "Fund Summary—General Treasury Prime Money Market Fund—Principal Investment Strategy" and the second paragraph in the section entitled "Fund Details—General Treasury Prime Money Market Fund—Goal and Approach":

To pursue its goal, the fund normally invests only in U.S. Treasury securities.